Income Taxes - Expected Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected income tax expense at the weighted average U.K. income tax rate of 23.5% (2022 and 2021: 19%)	$ (481.6)	$ (14.6)	$ (14.9)
Reconciling items
Disallowable expenses	(2.2)	(7.1)	(2.7)
Net gain on distribution of Fidelis MGU not subject to income taxes	394.1	0.0	0.0
Enactment of Bermuda income tax	90.0	0.0	0.0
Other income not subject to income taxes	0.3	0.3	0.1
Adjustments in respect of prior year	2.3	0.1	0.1
Effects of changes to U.K. tax rates	0.3	0.0	8.6
Impact of differences in tax rates	82.3	2.8	8.1
Change in valuation allowance	0.0	0.0	(0.5)
Foreign currency transactions	(0.2)	0.7	0.8
Income tax benefit/(expense)	$ 85.3	$ (17.8)	$ (0.4)